Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 06, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Foreign Currency Transactions [Member]	Dec. 31, 2011 Foreign Currency Transactions [Member]	Dec. 31, 2010 Foreign Currency Transactions [Member]	Dec. 31, 2012 Software [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Property, Plant and Equipment [Line Items]
Amount divided by conversion rate in calculation of conversion price	$ 400.0
Maximum maturity of short-term investments		90 days
Equity ownership		20.00%	20.00%					20.00%	50.00%
Partnership interest								3.00%	5.00%
Investment gain (loss) and other, net				$ 1.6	$ 0.2	$ 0.3
Fixed assets, useful life								3 years	7 years
Amortization period, in years		11 years	12 years				3 years	1 year	17 years